FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 59,010	$ 61,175
Financial assets	59,010	61,175
Disclosure of financial liabilities [line items]
Financial liabilities	287,864	266,821
Financial liabilities	286,537	261,308
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	12,160	11,390
Financial liabilities	11,350	9,599
Property-specific borrowings and subsidiary borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	221,550	202,684
Financial liabilities	221,033	198,962
Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	205,336	187,544
Financial liabilities	205,003	184,254
Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	16,214	15,140
Financial liabilities	16,030	14,708
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	50,009	48,559
Financial liabilities	50,009	48,559
Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities	4,145	4,188
Financial liabilities	4,145	4,188
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	11,222	14,396
Financial assets	11,222	14,396
Government bonds
Disclosure of financial assets [line items]
Financial assets	1,600	1,566
Financial assets	1,600	1,566
Corporate bonds
Disclosure of financial assets [line items]
Financial assets	2,441	2,147
Financial assets	2,441	2,147
Fixed income securities and other
Disclosure of financial assets [line items]
Financial assets	9,198	8,762
Financial assets	9,198	8,762
Common shares and warrants
Disclosure of financial assets [line items]
Financial assets	5,181	6,472
Financial assets	5,181	6,472
Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets	9,904	7,952
Financial assets	9,904	7,952
Other financial assets
Disclosure of financial assets [line items]
Financial assets	28,324	26,899
Financial assets	28,324	26,899
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets	19,464	19,880
Financial assets	$ 19,464	$ 19,880